Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
OPERATING ACTIVITIES
Net loss	$ (1,882,178)	$ (1,584,533)
Non-cash items included in net loss and other adjustments:
Amortization	79,288	3,509
Loss (income) from discontinues operations	0	(346,296)
Share-based compensation	182,996	946,361
Shares issued for consulting services	36,250	8,333
Changes in non-cash working capital:
Sales tax receivable	(99,530)	(101,819)
Prepaid expenses	106,147	(44,965)
Accounts receivable	(169,545)	0
Accounts payable and accrued liabilities	199,098	68,837
Deferred revenue	15,220	0
Net assets from discontinued operations	0	(29,064)
CASH USED IN OPERATING ACTIVITIES	(1,532,254)	(1,079,637)
INVESTING ACTIVITIES
Purchase of property and equipment	(84,754)	0
Purchase of intangible assets	(333,369)	(195,010)
CASH USED IN INVESTING ACTIVITIES	(418,123)	(195,010)
FINANCING ACTIVITIES
Proceeds from issuance of units	1,090,085	0
Share issue expenses	(3,770)	0
Lease payments made for discontinued operations	0	(2,129)
Proceeds from exercise of warrants	0	50,000
Proceeds from exercise of options	595,313	213,250
CASH PROVIDED BY FINANCING ACTIVITIES	1,681,628	261,121
NET CHANGE IN CASH DURING THE PERIOD	(268,749)	(1,013,526)
CASH, BEGINNING OF PERIOD	480,051	1,493,577
CASH, END OF PERIOD	211,302	480,051
Cash paid for interest and income taxes	0	0
Non-cash transactions during the year affecting cash flows from financing and investing activities:
Shares issued for acquisition of intangible assets	0	53,000
Shares issued for prepayment and expense for consulting fees	$ 36,250	$ 20,000